Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment
Schedule of movement in property, plant and equipment

	Millions of Euros
				Impairment of other
			Fixed Assets under	property, plant and
	Land and Buildings	Plant and machinery	construction	equipment	Total
Cost
Balance at 31/12/2023	1,132	3,175	911	(7)	5,211
Additions	—	67	193	(1)	259
Disposals	(5)	(78)	—	1	(82)
Transfers	57	263	(323)	—	(3)
Translation differences	47	127	21	—	195
Total Cost at 31/12/2024	1,231	3,554	802	(7)	5,580

Acc. Amortization
Balance at 31/12/2023	(206)	(1,758)	—	—	(1,964)
Additions	(31)	(191)	—	—	(222)
Disposals	1	32	—	—	33
Transfers	—	—	—	—	—
Translation differences	(10)	(75)	—	—	(85)
Total Acc Amort at 31/12/2024	(246)	(1,992)	—	—	(2,238)

Carrying amount
Total at 31/12/2024	985	1,562	802	(7)	3,342

Cost
Balance at 31/12/2024	1,231	3,554	802	(7)	5,580
Additions	—	60	227	(1)	286
Disposals	(1)	(50)	—	—	(51)
Transfers	72	150	(226)	—	(4)
Translation differences	(93)	(264)	(77)	—	(434)
Total Cost at 31/12/2025	1,209	3,450	726	(8)	5,377

Acc. Amortization
Balance at 31/12/2024	(246)	(1,992)	—	—	(2,238)
Additions	(33)	(207)	—	—	(240)
Disposals	1	38	—	—	39
Transfers	—	—	—	—	—
Translation differences	21	161	—	—	182
Total Acc Amort at 31/12/2025	(257)	(2,000)	—	—	(2,257)

Carrying amount
Total at 31/12/2025	952	1,450	726	(8)	3,120